Income Taxes - Summary of Movement in Net Deferred Income Taxes Account (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 5,425	$ 4,974
Income statement change	674	431
Tax charge relating to components of other comprehensive income	(47)	90
Foreign exchange and other differences	119	(70)
Ending balance	$ 6,171	$ 5,425